Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income/(loss) before tax
Income/(loss) from China operations	¥ 15,803,496		¥ 14,177,105	¥ (578,300)
Income/(loss) from non-China operations	35,015,395		(484,573)	(1,795,378)
Total income/(loss) before tax	50,818,891	$ 7,788,336	13,692,532	(2,373,678)
Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(2,200,572)		(1,269,323)	(437,326)
Deferred tax benefits/(expenses)	718,927		(533,117)	10,454
Subtotal income tax expenses applicable to China operations	(1,481,645)		(1,802,440)	(426,872)
Total income tax expenses	¥ (1,481,645)	$ (227,072)	¥ (1,802,440)	¥ (426,872)